Other Expenses (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Other Expenses
Other expenses for the fiscal years ended March 31, 2021, 2020 and 2019 consisted of the following:

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
Cost of operating leases	¥23,225	¥26,380	¥120,412
Cost related to disposal of assets leased	—	—	101,218
Cost related to IT solution services and IT systems	84,691	85,872	96,727
Provision for interest repayment	38,344	38,694	47,293
Losses on disposal of property, plant and equipment, and other intangible assets	3,725	1,937	4,596
Impairment losses of property, plant and equipment	10,959	79,947	5,906
Impairment losses of intangible assets	42,846	28,689	66,665
Losses on sale of investments in subsidiaries and associates	680	—	2,677
Impairment losses of investments in associates and joint ventures (1)	12,537	174,782	50,679
Losses on step acquisition of subsidiaries	—	—	25,744
Others	66,872	52,505	53,740

Total other expenses	¥283,879	¥488,806	¥575,657

(1)
For the fiscal year ended March 31, 2021 and 2020, the Group recognized an impairment loss of ¥10,391 million and ¥133,122 million, respectively, on investments in associates and joint ventures, due to the decline in the stock price of its equity-method associate, The Bank of East Asia, Limited.